INCOME TAXES (Details 5) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Unrecognized tax benefits, beginning of period	4.3	5.3
Current period tax positions	0.4	0
Change in tax rate	0	0.2
Settlements and lapse of statute of limitations	0	(1.2)
Unrecognized tax benefits, end of period	4.7	4.3